July 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 139 (File No. 333-192858) and Amendment No. 143 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 139 and, under the Investment Company Act of 1940, as amended, Amendment No. 143 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding A Shares to the Investec Global Franchise Fund (the “Fund”), a series of the Trust. In accordance with Investment Company Act Release No. 13768 (Feb. 15, 1984), the Trust hereby requests selective review of only those portions of the Filing relating to the addition of A Shares (the “A Shares Disclosure”). The Fund’s prospectus and statement of additional information were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(2) on April 21, 2017 (SEC Accession No. 0001135428-17-000442) (the “2017 Filing”). The Fund’s principal investment strategies, principal risks, and related performance disclosure is substantially the same as that included in the 2017 Filing, except with respect to changes made in response to SEC Staff comments on the 2017 Filing, and substantially all of the disclosures in the Filing that differ from those in the 2017 Filing, other than the A Shares Disclosure, have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Very truly yours,

/s/ Leon Salkin

Leon Salkin

Morgan, Lewis & Bockius llp
1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001